Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues (includes related party revenue of $0 and $(9) for the three and six month periods ended June 30, 2018, respectively, and $33 and $643 for the three and six month periods ended June 30, 2017, respectively)	$ 58,196	$ 50,018	$ 111,248	$ 92,429
Time charter and voyage expenses	(2,758)	0	(4,488)	(1,413)
Direct vessel expenses	(1,544)	(1,631)	(3,169)	(3,333)
Management fees (entirely through related parties transactions)	(17,381)	(15,462)	(34,072)	(29,805)
General and administrative expenses	(5,513)	(4,865)	(9,044)	(8,077)
Depreciation and amortization	(14,355)	(18,680)	(29,272)	(35,455)
Vessel impairment losses	(37,860)	0	(37,860)	0
Interest expense and finance cost, net	(10,794)	(8,145)	(20,647)	(18,500)
Interest income	985	803	1,947	1,326
Other income	146	2,950	720	6,070
Other expense	(269)	(543)	(2,072)	(4,450)
Equity in net earnings of affiliated companies	1,614	0	2,654	0
Net (loss)/ income	(29,533)	4,445	(24,055)	(1,208)
Less: Net income attributable to the noncontrolling interest	0	(355)	0	(355)
Net (loss)/ income attributable to Navios Partners unitholders	$ (29,533)	$ 4,090	$ (24,055)	$ (1,563)
(Loss)/ earnings per unit:
Common unit (basic and diluted)	$ (0.18)	$ 0.03	$ (0.15)	$ (0.01)